USAA VALUE FUND

Fund Shares (UVALX), Institutional Shares (UIVAX),

and Adviser Shares (UAVAX)

Supplement Dated August 26, 2019

to the Prospectus dated December 1, 2018

As Supplemented July 1, 2019

Effective August 30, 2019, Daniel Lang will resign as Chief Investment Officer of the RS Value team and will no longer be a portfolio manager of the Fund. All references to Mr. Lang in the Prospectus are to be deleted as of that date. Upon Mr. Lang's departure, Robert J. Harris will assume the role of Chief Investment Officer of the RS Value team.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

VAL-STATPRO-SUP1(0819)

USAA VALUE FUND

Fund Shares (UVALX), Institutional Shares (UIVAX),

and Adviser Shares (UAVAX)

Supplement Dated August 26, 2019

to the Statement of Additional Information dated December 1, 2018

As Supplemented July 1, 2019

Effective August 30, 2019, Daniel Lang will resign as Chief Investment Officer of the RS Value team and will no longer be a portfolio manager of the Fund. All references to Mr. Lang in the Statement of Additional Information are to be deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment manager of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Advisers, Inc., a broker dealer registered with FINRA and an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

VAL-SAI-SUP1(0819)